Income Taxes Accounting Pronouncements Early Adoption (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred tax assets, net, noncurrent	$ 2,722	$ 3,907	$ 1,691
Deferred tax liabilities, net, noncurrent	$ 13,456	3,268	13,123
Valuation allowance		$ 782	0
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred tax assets, net, current			5,700
Deferred tax assets, net, noncurrent			1,700
Deferred tax liabilities, net, noncurrent			$ 4,000